Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities
Trade payables, other current liabilities and deferred revenue

	At December 31,
	2017	2018	2019
	(in thousands)
Trade payables	$13,023	$9,412	$8,834
Other current liabilities:
Employees and social debts	3,720	3,091	3,575
Others	1,418	1,563	965
Total other current liabilities	$5,138	$4,654	$4,540
Contract liabilities:
License and development services agreement	—	—	5,303
Deferred revenue	740	973	$727
	$740	$973	$5,812

Terms and conditions of the above financial liabilities:

•	Trade payables are non-interest bearing and are generally settled on 30-day terms.

•	Other current liabilities, primarily accrued compensation and related social charges, are non-interest bearing.

•	The upfront payment received from a strategic partner is deemed to include a financing component, and as such, bears interest.
As of December 31, 2017 and 2018, trade payables included the current part of a supplier debt recorded at the discounted value amounting to $5,061,000 and $2,399,000, respectively. The final installment of the supplier debt was settled in January 2018.
As of December 31, 2017, 2018 and 2019, deferred revenue excluding the contract liability recognized in connection with the license and development services contract entered into with a strategic partner is related to maintenance services as well as development services agreements. At December 31, 2017, 2018 and 2019, deferred revenue totaled $740,000 (recognized in 2018), $973,000 (recognized in 2019) and $727,000 (expected to be recognized during 2020), respectively.